Employee Benefit Plans (Schedule of Stock Options, by Exercise Price Range) (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding: Shares Outstanding | shares	475,396
Options Outstanding: Weighted Average Remaining Contractual Life (in years)	5 years 1 month 6 days
Options Outstanding: Weighted Average Exercise Price	$ 7.09
Options Exercisable: Shares Exercisable | shares	375,233
Options Exercisable: Weighted Average Exercise Price	$ 6.65
Range Of Option Exercise Prices 0.00-4.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, lower	0.00
Range of exercise prices, upper	$ 4.00
Options Outstanding: Shares Outstanding | shares	89,000
Options Outstanding: Weighted Average Remaining Contractual Life (in years)	3 years 2 months 12 days
Options Outstanding: Weighted Average Exercise Price	$ 3.85
Options Exercisable: Shares Exercisable | shares	89,000
Options Exercisable: Weighted Average Exercise Price	$ 3.85
Range Of Option Exercise Prices 4.01-8.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, lower	4.01
Range of exercise prices, upper	$ 8.00
Options Outstanding: Shares Outstanding | shares	281,950
Options Outstanding: Weighted Average Remaining Contractual Life (in years)	5 years 4 months 24 days
Options Outstanding: Weighted Average Exercise Price	$ 6.73
Options Exercisable: Shares Exercisable | shares	242,120
Options Exercisable: Weighted Average Exercise Price	$ 6.61
Range Of Option Exercise Prices 8.01-12.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, lower	8.01
Range of exercise prices, upper	$ 12.00
Options Outstanding: Shares Outstanding | shares	62,551
Options Outstanding: Weighted Average Remaining Contractual Life (in years)	9 years 3 months 18 days
Options Outstanding: Weighted Average Exercise Price	$ 9.63
Options Exercisable: Shares Exercisable | shares	2,218
Options Exercisable: Weighted Average Exercise Price	$ 10.53
Range Of Option Exercise Prices 12.01-16.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, lower	12.01
Range of exercise prices, upper	$ 16.00
Options Outstanding: Shares Outstanding | shares	41,895
Options Outstanding: Weighted Average Remaining Contractual Life (in years)	1 year 1 month 6 days
Options Outstanding: Weighted Average Exercise Price	$ 12.62
Options Exercisable: Shares Exercisable | shares	41,895
Options Exercisable: Weighted Average Exercise Price	$ 12.62